Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	May 02, 2024	Nov. 30, 2022	Jun. 30, 2025	Dec. 31, 2024
Net Income (Loss) Per Share [Line Items]
Additional ordinary shares	877,500,000
Common stock, par value (in Dollars per share)			$ 0.04	$ 0.04
Number of ordinary shares		10
Common stock, shares authorized			900,000,000	900,000,000
Preferred stock, shares authorized	2,500,000
Preferred stock, par value (in Dollars per share)	$ 0.04
Authorized share capital (in Dollars)	$ 40,000,000
Additional preferred stock, shares authorized	97,500,000
Share Consolidation [Member]
Net Income (Loss) Per Share [Line Items]
Additional ordinary shares		0.001
Shares consolidation		1
Common stock, par value (in Dollars per share)		$ 0.04
Authorized share capital (in Dollars)		$ 1,000,000
Common stock, shares authorized		22,500,000
Preferred stock, shares authorized		2,500,000
Preferred stock, par value (in Dollars per share)		$ 0.04
Ordinary Shares [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, par value (in Dollars per share)	$ 0.04
Number of ordinary shares		1
Authorized share capital (in Dollars)	$ 1,000,000
Common stock, shares authorized	22,500,000
Preferred Stock [Member]
Net Income (Loss) Per Share [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.04
Preferred dividend shares	100,000,000
Shareholder [Member] | Ordinary Shares [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, shares authorized	900,000,000